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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Green Haven Commodities Fund	GCC	395258 106	11/6/15 Consent Solicitation		MGMT	Yes	12d-1(f)	For/For
2

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ADAPTIVE ALLOCATION PORTFOLIO										Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Fidelity Treasury Only Portfolio, Class I	FSIXX	233809300	11/18/2015	Special	1	ELECTION OF DIRECTORS: 1) ELIZABETH S. ACTION, 2) JOHN ENGLER, 3) ALBERT R. GAMPER, JR., 4) ROBERT F. GARTLAND, 5) ABIGAIL P. JOHNSON, 6) ARTHUR E. JOHNSON, 7) MICHAEL E. KENNEALLY, 8) JAMES H. KEYES, 9) MARIE L KNOWLES, 10) GEOFFREY A. VON KUHN	MGMT	YES	MIRROR	N/A
2
3

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BTS TACTICAL FIXED INCOME VIT FUND									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 4
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	RS FLOATING RATE FD CL Y	RSFYX	74972H283	Special Meeting 5/19/2016	To approve the agreement and plan of reorganization by and among RS Investment Trust, on behalf of the acquired fund, Victory Portfolios, on behalf of the corresponding acquiring fund, RS Investment Management Co., LLC and Victory Capital Management Inc.	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
2	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	1A.- Election of Trustee John T. Collins	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
3	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	1B.-Election of Trustee Maureen Lally-Green	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
4	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	1C.- Election of Trustee P. Jerome Richey	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
5	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	1D.-Election of Trustee G. Thomas Hough	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
6	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	2A.- PERMIT THE TRUST OR ANY FUND TO COMPLY WITH REQUIREMENTS OF RULE _2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 Act”), INCLUDING TO INVOLUNTARILY REDEEM SHARES OF SHAREHOLDERS WHO DO NOT MEET OWNERSHIP QUALIFICATIONS OR TO COMPLY WITH APPLICABLE LAWS AND REGULATIONS	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
7	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	2B.- TO MODERNIZE AND MAKE MORE EFFICIENT THE TRUST'S DECLARATION OF TRUST THROUGH THE FOLLOWING AMENDMENTS: PERMIT THE TRUSTEES TO AUTHORIZE THE TRUST, OR ANY FUND OR CLASS, AS APPLICABLE, TO DISSOLVE, CONVERT, MERGE, CONSOLIDATE, REORGANIZE, SELL ALL OR ANY PART OF ITS ASSETS, EXCHANGE SHARES OR RE-DOMICILE WITHOUT SHAREHOLDER APPROVAL, TO THE EXTENT PERMITTED UNDER THE 1940 ACT	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
8	Federated Government Obligations Fund (IS)	TOIXX	60934N104	Special Meeting 8/6/15	2C.- TO MODERNIZE AND MAKE MORE EFFICIENT THE TRUSTS DECLARATION OF TRUST THROUGH THE FOLLOWING AMENDMENTS: PERMIT FUTURE AMENDMENTS TO THE DECLARATION OF TRUST TO BE MADE BY THE TRUSTEES, TO THE EXTENT THAT A SHAREHOLDER VOTE IS NOT REQUIRED UNDER THE 1940 ACT AND THAT THOSE AMENDMENTS ARE NOT IN CONTRAVENTION OF FEDERAL SECURITIES LAWS	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF DYNASTY LIQUID ALTERNATIVES PORTFOLIO									Item 1, Exhibit 5
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through December 15, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF Exceed Defined Shield Index Portfolio									Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSGA SECTOR ROTATION PORTFOLIO									Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF SSGA TACTICAL ALLOCATION PORTFOLIO									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	N/A - There were no proxies voted during the reporting period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - Mariner Managed Futures Strategy Portfolio									Item 1, Exhibit 9
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - Power Income VIT									Item 1, Exhibit 10
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Fidelity Government Portfolio	FIGXX	316175108	Special: 09/21/15	Voted with Management	MGMT	Y	FOR ALL NOMINEES	FOR
2	Blackrock Cash Funds	BGIXX	66922790	Special: 02/08/16	Voted with Management	MGMT	Y	FOR ALL NOMINEES	FOR
3
4
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - PROBABILITIES VIT FUND									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CONSERVATIVE ETF PORTFOLIO									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK BALANCED ETF PORTFOLIO										Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	1	ELECTION OF TRUSTEE: John Collins	MGMT	Y	FOR (26738075) AGAINST (1972538) ABSTAIN (39388)	FOR
2	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	2	ELECTION OF TRUSTEE: MAUREEN LALLYGREEN	MGMT	Y	FOR (26751588) AGAINST (1972538) ABSTAIN (25875)	FOR
3	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	3	ELECTION OF TRUSTEE: P. JEROME RICHEY	MGMT	Y	FOR (26759638) AGAINST (1948100) ABSTAIN (39388)	FOR
4	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	4	ELECTION OF TRUSTEE: G. THOMAS HOUGH	MGMT	Y	FOR (26762513) AGAINST (1948100) ABSTAIN (39388)	FOR
5	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	5	PERMIT THE TRUST OR ANY FUND TOCOMPLY WITH REQUIREMENTS OF RULE 2A-
7 UNDER THE INVESTMENT COMPANY ACT
OF 1940 ("1940 ACT"), INCLUDING TO
INVOLUNTARILY REDEEM SHARES OF
SHAREHOLDERS WHO DO NOT MEET
OWNERSHIP QUALIFICATIONS OR TO
COMPLY WITH APPLICABLE LAWS AND
						REGULATIONS	MGMT	Y	FOR (26494850) AGAINST (2231288) ABSTAIN (23863)	FOR
6	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	6	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT THE TRUSTEES TO AUTHORIZE THE
TRUST, OR ANY FUND OR CLASS, AS
APPLICABLE, TO DISSOLVE, CONVERT,
MERGE, CONSOLIDATE, REORGANIZE, SELL
ALL OR ANY PART OF ITS ASSETS,
EXCHANGE SHARES OR RE-DOMICILE
WITHOUT SHAREHOLDER APPROVAL, TO
THE EXTENT PERMITTED UNDER THE 1940
						ACT	MGMT	Y	FOR (26494850) AGAINST (2231288) ABSTAIN (23863)	FOR
7	Money Market Obligations Trust	PCOXX	60934N626	SPECIAL 8/12/15	7	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT FUTURE AMENDMENTS TO THE
DECLARATION OF TRUST TO BE MADE BY
THE TRUSTEES, TO THE EXTENT THAT A
SHAREHOLDER VOTE IS NOT REQUIRED
UNDER THE 1940 ACT AND THAT THOSE
AMENDMENTS ARE NOT IN CONTRAVENTION
						OF FEDERAL SECURITIES LAWS	MGMT	Y	FOR (24727875) AGAINST (3962613) ABSTAIN (59513)	FOR
8	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR DAVID O. BEIM	MGMT	Y	FOR (28494988) AGAINST (0) ABSTAIN (255013)	FOR
9	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR SUSAN J. CARTER	MGMT	Y	FOR (28695375) AGAINST (0) ABSTAIN (54625)	FOR
10	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR COLLETTE CHILTON	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
11	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR NEIL A. COTTY	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
12	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MATINA S. HORNER	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
13	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR RODNEY D. JOHNSON	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
14	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CYNTHIA A. MONTGOMERY	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
15	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOSEPH P. PLATT	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
16	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR ROBERT C. ROBB, JR.	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
17	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MARK STALNECKER	MGMT	Y	FOR (28424263) AGAINST (0) ABSTAIN (325738)	FOR
18	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR KENNETH L. URISH	MGMT	Y	FOR (28424263) AGAINST (0) ABSTAIN (325738)	FOR
19	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CLAIRE A. WALTON	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
20	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR FREDERICK W. WINTER	MGMT	Y	FOR (28424263) AGAINST (0) ABSTAIN (325738)	FOR
21	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR BARBARA G. NOVICK	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
22	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOHN M. PERLOWSKI	MGMT	Y	FOR (28712050) AGAINST (0) ABSTAIN (37950)	FOR
23

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK GROWTH ETF PORTFOLIO										Item 1, Exhibit 17
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	1	ELECTION OF TRUSTEE: John Collins	MGMT	Y	FOR (37200800) AGAINST (2744400) ABSTAIN (54800)	FOR
2	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	2	ELECTION OF TRUSTEE: MAUREEN LALLYGREEN	MGMT	Y	FOR (37219600) AGAINST (2744400) ABSTAIN (36000)	FOR
3	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	3	ELECTION OF TRUSTEE: P. JEROME RICHEY	MGMT	Y	FOR (37230800) AGAINST (2714400) ABSTAIN (54800)	FOR
4	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	4	ELECTION OF TRUSTEE: G. THOMAS HOUGH	MGMT	Y	FOR (37234800) AGAINST (2710400) ABSTAIN (54800)	FOR
5	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	5	PERMIT THE TRUST OR ANY FUND TOCOMPLY WITH REQUIREMENTS OF RULE 2A-
7 UNDER THE INVESTMENT COMPANY ACT
OF 1940 ("1940 ACT"), INCLUDING TO
INVOLUNTARILY REDEEM SHARES OF
SHAREHOLDERS WHO DO NOT MEET
OWNERSHIP QUALIFICATIONS OR TO
COMPLY WITH APPLICABLE LAWS AND
						REGULATIONS	MGMT	Y	FOR (36862400) AGAINST (3104400) ABSTAIN (33200)	FOR
6	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	6	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT THE TRUSTEES TO AUTHORIZE THE
TRUST, OR ANY FUND OR CLASS, AS
APPLICABLE, TO DISSOLVE, CONVERT,
MERGE, CONSOLIDATE, REORGANIZE, SELL
ALL OR ANY PART OF ITS ASSETS,
EXCHANGE SHARES OR RE-DOMICILE
WITHOUT SHAREHOLDER APPROVAL, TO
THE EXTENT PERMITTED UNDER THE 1940
						ACT	MGMT	Y	FOR (34390800) AGAINST (5474400) ABSTAIN (134800)	FOR
7	7	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT FUTURE AMENDMENTS TO THE
DECLARATION OF TRUST TO BE MADE BY
THE TRUSTEES, TO THE EXTENT THAT A
SHAREHOLDER VOTE IS NOT REQUIRED
UNDER THE 1940 ACT AND THAT THOSE
AMENDMENTS ARE NOT IN CONTRAVENTION
						OF FEDERAL SECURITIES LAWS			FOR (34404000) AGAINST (5513200) ABSTAIN (82800)	FOR
8	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR DAVID O. BEIM	MGMT	Y	FOR (39645200) AGAINST (0) ABSTAIN (354800)	FOR
9	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR SUSAN J. CARTER	MGMT	Y	FOR (39924000) AGAINST (0) ABSTAIN (76000)	FOR
10	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR COLLETTE CHILTON	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
11	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR NEIL A. COTTY	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
12	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MATINA S. HORNER	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
13	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR RODNEY D. JOHNSON	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
14	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CYNTHIA A. MONTGOMERY	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
15	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOSEPH P. PLATT	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
16	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR ROBERT C. ROBB, JR.	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
17	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MARK STALNECKER	MGMT	Y	FOR (39546800) AGAINST (0) ABSTAIN (453200)	FOR
18	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR KENNETH L. URISH	MGMT	Y	FOR (39546800) AGAINST (0) ABSTAIN (453200)	FOR
19	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CLAIRE A. WALTON	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
20	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR FREDERICK W. WINTER	MGMT	Y	FOR (39546800) AGAINST (0) ABSTAIN (453200)	FOR
21	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR BARBARA G. NOVICK	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
22	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOHN M. PERLOWSKI	MGMT	Y	FOR (39947200) AGAINST (0) ABSTAIN (52800)	FOR
23

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK FLEX ETF PORTFOLIO									Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 19
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - There were no proxies voted during the reporting period.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO										Item 1, Exhibit 20
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	1	ELECTION OF TRUSTEE: John Collins	MGMT	Y	FOR (32550700) AGAINST (2401350) ABSTAIN (47950)	FOR
2	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	2	ELECTION OF TRUSTEE: MAUREEN LALLYGREEN	MGMT	Y	FOR (32567150) AGAINST (2401350) ABSTAIN (31500)	FOR
3	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	3	ELECTION OF TRUSTEE: P. JEROME RICHEY	MGMT	Y	FOR (32576950) AGAINST (2375100) ABSTAIN (47950)	FOR
4	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	4	ELECTION OF TRUSTEE: G. THOMAS HOUGH	MGMT	Y	FOR (32580450) AGAINST (2371600) ABSTAIN (47950)	FOR
5	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	5	PERMIT THE TRUST OR ANY FUND TOCOMPLY WITH REQUIREMENTS OF RULE 2A-
7 UNDER THE INVESTMENT COMPANY ACT
OF 1940 ("1940 ACT"), INCLUDING TO
INVOLUNTARILY REDEEM SHARES OF
SHAREHOLDERS WHO DO NOT MEET
OWNERSHIP QUALIFICATIONS OR TO
COMPLY WITH APPLICABLE LAWS AND
						REGULATIONS	MGMT	Y	FOR (32254600) AGAINST (2716350) ABSTAIN (29050)	FOR
6	Money Market Obligations Trust	PCOXX	60934N625	SPECIAL 8/12/15	6	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT THE TRUSTEES TO AUTHORIZE THE
TRUST, OR ANY FUND OR CLASS, AS
APPLICABLE, TO DISSOLVE, CONVERT,
MERGE, CONSOLIDATE, REORGANIZE, SELL
ALL OR ANY PART OF ITS ASSETS,
EXCHANGE SHARES OR RE-DOMICILE
WITHOUT SHAREHOLDER APPROVAL, TO
THE EXTENT PERMITTED UNDER THE 1940
						ACT	MGMT	Y	FOR (30091950) AGAINST (4790100) ABSTAIN (117950)	FOR
7	Money Market Obligations Trust	PCOXX	60934N626	SPECIAL 8/12/15	7	TO MODERNIZE AND MAKE MORE EFFICIENT
THE TRUST'S DECLARATION OF TRUST
THROUGH THE FOLLOWING AMENDMENTS:
PERMIT FUTURE AMENDMENTS TO THE
DECLARATION OF TRUST TO BE MADE BY
THE TRUSTEES, TO THE EXTENT THAT A
SHAREHOLDER VOTE IS NOT REQUIRED
UNDER THE 1940 ACT AND THAT THOSE
AMENDMENTS ARE NOT IN CONTRAVENTION
						OF FEDERAL SECURITIES LAWS	MGMT	Y	FOR (30103500) AGAINST (4824050) ABSTAIN (72450)	FOR
8	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR DAVID O. BEIM	MGMT	Y	FOR (34689550) AGAINST (0) ABSTAIN (310450)	FOR
9	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR SUSAN J. CARTER	MGMT	Y	FOR (34933500) AGAINST (0) ABSTAIN (66500)	FOR
10	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR COLLETTE CHILTON	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
11	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR NEIL A. COTTY	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
12	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MATINA S. HORNER	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
13	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR RODNEY D. JOHNSON	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
14	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CYNTHIA A. MONTGOMERY	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
15	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOSEPH P. PLATT	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
16	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR ROBERT C. ROBB, JR.	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
17	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR MARK STALNECKER	MGMT	Y	FOR (34603450) AGAINST (0) ABSTAIN (396550)	FOR
18	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR KENNETH L. URISH	MGMT	Y	FOR (34603450) AGAINST (0) ABSTAIN (396550)	FOR
19	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR CLAIRE A. WALTON	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
20	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR FREDERICK W. WINTER	MGMT	Y	FOR (34603450) AGAINST (0) ABSTAIN (396550)	FOR
21	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR BARBARA G. NOVICK	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
22	Blackrock Liquidity Funds	TMPXX	09248U619	SPECIAL 3/7/2016	1	DIRECTOR JOHN M. PERLOWSKI	MGMT	Y	FOR (34953800) AGAINST (0) ABSTAIN (46200)	FOR
23

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)* /s/ Andrew B. Rogers

Andrew B. Rogers, President

Date: August 12, 2016

* Print the name and title of each signing officer under his or her signature.